SHAREHOLDERS' EQUITY (Narrative) (Details)	12 Months Ended								12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 ILS		Dec. 31, 2013 ILS		Dec. 31, 2014 Restricted Share Units (RSUs) [Member]	Dec. 31, 2013 Restricted Share Units (RSUs) [Member]	Dec. 31, 2014 Acquisition of Tilera Corporation [Member] Restricted Share Units (RSUs) [Member]	Dec. 31, 2014 2003 Israel Plan [Member]	Dec. 31, 2013 2003 Israel Plan [Member]	Dec. 31, 2014 2007 U.S. Plan [Member]	Dec. 31, 2013 2007 U.S. Plan [Member]	Dec. 31, 2014 Amended and Restated 2009 EZchip Semiconductor Ltd. Equity Incentive Plan [Member]
SHAREHOLDERS' EQUITY [Abstract]
Authorized capital			1,000,000
Ordinary shares, shares authorized	50,000,000		50,000,000		50,000,000
Ordinary shares, par value per share			0.02		0.02
Unrecognized compensation cost	$ 34,576,000
Unrecognized compensation cost, period for recognition	2 years		2 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock outstanding										4.00%
Exercisable period										10 years		10 years
Vesting period										4 years		4 years
Shares available for issuance										667,241		193,263		194,124
Granted	1,135,660		1,135,660
Options outstanding	1,879,163	[1]	1,879,163	[1]	1,621,620	[2]	1,560,350	1,154,136		281,763	402,590	37,050	55,788
RSUs outstanding										1,048,226	1,048,212	100,514	105,924	617,339
Awards granted									212,081

[1]	Includes (i) 318,813 stock options with weighted average exercise price of $14.81, with weighted average remaining contractual term of 1.15 years and with aggregate intrinsic value of $1,380; and (ii) 1,560,350 RSUs, with weighted average remaining contractual term of 1.30 years and with aggregate intrinsic value of $29,849.
[2]	Includes (i) 467,484 stock options with weighted average exercise price of $14.41 and (ii) 1,154,136 RSUs.